Investment Portfolioas of June 30, 2022 (Unaudited)
DWS Short Duration Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 52.5%
Communication Services 3.5%
Charter Communications Operating LLC, 4.908%, 7/23/2025	4,000,000	4,009,280
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/2027	1,500,000	1,266,495
CSC Holdings LLC, 144A, 5.5%, 4/15/2027	1,500,000	1,359,315
Discovery Communications LLC, 3.45%, 3/15/2025	2,235,000	2,163,978
Empresa Nacional de Telecomunicaciones SA, 144A, 4.875%, 10/30/2024	1,000,000	993,750
Expedia Group, Inc.:
3.8%, 2/15/2028	800,000	729,086
144A, 6.25%, 5/1/2025	3,200,000	3,295,721
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	425,000	386,750
Meituan, 144A, 2.125%, 10/28/2025 (a)	720,000	648,643
Outfront Media Capital LLC, 144A, 4.25%, 1/15/2029	380,000	302,716
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	1,680,000	1,680,410
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	1,080,000	963,608
Sprint Corp., 7.625%, 3/1/2026	850,000	895,583
Tencent Holdings Ltd.:
144A, 3-month USD-LIBOR + 0.605%, 1.649% (b), 1/19/2023	1,180,000	1,177,203
144A, 1.81%, 1/26/2026	3,000,000	2,773,140
144A, 3.28%, 4/11/2024 (a)	8,000,000	7,930,080
Tencent Music Entertainment Group, 1.375%, 9/3/2025	1,000,000	910,290
T-Mobile U.S.A., Inc.:
2.625%, 4/15/2026	1,350,000	1,225,125
3.5%, 4/15/2025	6,655,000	6,508,856
		39,220,029
Consumer Discretionary 4.7%
7-Eleven, Inc., 144A, 0.8%, 2/10/2024	1,934,000	1,832,370
Aptiv PLC, 2.396%, 2/18/2025	2,770,000	2,645,349
Clarios Global LP, 144A, 6.25%, 5/15/2026	1,409,000	1,356,163
Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	1,360,000	1,224,639
General Motors Financial Co., Inc.:
2.9%, 2/26/2025	4,000,000	3,817,388
3-month USD-LIBOR + 0.99%, 3.275% (b), 1/5/2023	4,000,000	3,996,689
3.5%, 11/7/2024	1,300,000	1,270,307
Hasbro, Inc., 3.0%, 11/19/2024	5,383,000	5,240,585
Hyundai Capital America:
144A, 1.0%, 9/17/2024	5,000,000	4,639,860
144A, 1.25%, 9/18/2023	4,685,000	4,539,059
144A, 2.375%, 2/10/2023	2,089,000	2,062,191
Kia Corp., 144A, 1.0%, 4/16/2024	1,130,000	1,075,797
Kronos Acquisition Holdings, Inc., 144A, 5.0%, 12/31/2026	340,000	290,703
Magallanes, Inc., 144A, 3.428%, 3/15/2024	1,720,000	1,686,171
Mattel, Inc., 144A, 3.375%, 4/1/2026	495,000	454,125
Nissan Motor Acceptance Co LLC, 144A, 2.6%, 9/28/2022	4,000,000	3,980,314
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025	653,000	636,675
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026	490,000	428,750

Royal Caribbean Cruises Ltd.:
144A, 5.5%, 8/31/2026	2,450,000	1,819,125
144A, 10.875%, 6/1/2023	315,000	316,052
Stellantis Finance U.S., Inc., 144A, 1.711%, 1/29/2027	1,140,000	991,294
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025	1,220,000	1,218,500
Volkswagen Group of America Finance LLC:
144A, 2.7%, 9/26/2022	3,230,000	3,224,931
144A, 3.95%, 6/6/2025	3,000,000	2,943,906
144A, 4.25%, 11/13/2023	1,500,000	1,499,833
		53,190,776
Consumer Staples 1.1%
Albertsons Companies, Inc, 144A, 3.5%, 2/15/2023	1,120,000	1,106,694
GSK Consumer Healthcare Capital UK PLC, 144A, 3.125%, 3/24/2025	4,000,000	3,895,416
JBS Finance Luxembourg Sarl, 144A, 2.5%, 1/15/2027	960,000	835,067
JBS USA, 144A, 5.125%, 2/1/2028	3,850,000	3,759,602
JDE Peet's NV, 144A, 0.8%, 9/24/2024	1,730,000	1,607,597
Mondelez International, Inc., 2.125%, 3/17/2024	1,370,000	1,335,338
		12,539,714
Energy 5.6%
Antero Midstream Partners LP, 144A, 7.875%, 5/15/2026	2,000,000	1,997,780
Antero Resources Corp., 144A, 7.625%, 2/1/2029	521,000	529,998
Bharat Petroleum Corp. Ltd., REG S, 4.625%, 10/25/2022	2,920,000	2,928,468
Blue Racer Midstream LLC, 144A, 7.625%, 12/15/2025	735,000	694,699
Boardwalk Pipelines LP, 4.95%, 12/15/2024	500,000	503,427
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025	1,500,000	1,403,372
3.8%, 4/15/2024	750,000	744,791
3.9%, 2/1/2025	2,500,000	2,473,445
DCP Midstream Operating LP, 5.375%, 7/15/2025	1,120,000	1,089,200
Ecopetrol SA, 5.875%, 9/18/2023	2,000,000	2,005,000
Energy Transfer LP:
3.6%, 2/1/2023	2,000,000	1,994,318
4.05%, 3/15/2025	750,000	738,702
4.25%, 3/15/2023	880,000	879,545
5.0%, 10/1/2022	2,826,000	2,829,852
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	850,000	798,346
Hess Midstream Operations LP, 144A, 5.625%, 2/15/2026	1,500,000	1,428,750
Indian Oil Corp. Ltd., REG S, 5.75%, 8/1/2023	2,000,000	2,041,840
MarkWest Energy Partners LP, 4.875%, 6/1/2025	2,500,000	2,488,590
MPLX LP:
3.5%, 12/1/2022	3,330,000	3,328,350
4.875%, 12/1/2024	2,000,000	2,013,640
ONEOK Inc., 2.75%, 9/1/2024	4,604,000	4,451,818
ONEOK Partners LP:
4.9%, 3/15/2025	1,000,000	1,008,333
5.0%, 9/15/2023	2,118,000	2,140,027
ONGC Videsh Ltd., REG S, 3.75%, 5/7/2023	1,000,000	1,000,896
Pertamina Persero PT, 144A, 4.3%, 5/20/2023	2,000,000	2,001,860
Petroleos Mexicanos:
3.5%, 1/30/2023 (a)	1,000,000	983,750
4.625%, 9/21/2023	1,000,000	977,900
4.875%, 1/18/2024 (a)	1,000,000	973,000
Plains All American Pipeline LP:
3.6%, 11/1/2024	2,022,000	1,977,673
3.85%, 10/15/2023	4,000,000	3,976,925
SA Global Sukuk Ltd., 144A, 0.946%, 6/17/2024	1,220,000	1,151,009

Saudi Arabian Oil Co., 144A, 1.25%, 11/24/2023	888,000	858,202
Schlumberger Holdings Corp., 144A, 3.75%, 5/1/2024	1,514,000	1,507,585
Sinopec Group Overseas Development, Ltd., 144A, 2.15%, 5/13/2025	2,500,000	2,395,950
Sunnova Energy Corp., 144A, 5.875%, 9/1/2026 (a)	1,380,000	1,200,610
Western Midstream Operating LP, 3-month USD-LIBOR + 1.85%, 2.621% (b), 1/13/2023	2,000,000	1,990,000
Williams Companies, Inc., 4.55%, 6/24/2024	1,300,000	1,310,299
		62,817,950
Financials 19.8%
AerCap Ireland Capital DAC:
1.75%, 1/30/2026	7,000,000	6,118,231
2.45%, 10/29/2026	2,110,000	1,837,310
4.875%, 1/16/2024	1,410,000	1,402,630
6.5%, 7/15/2025	1,175,000	1,202,234
Air Lease Corp.:
3.75%, 6/1/2026	5,000,000	4,706,088
4.125%, Perpetual (c)	2,000,000	1,435,000
Aircastle Ltd.:
144A, 2.85%, 1/26/2028	5,000,000	4,133,323
4.4%, 9/25/2023	2,534,000	2,501,177
144A, 5.25%, 8/11/2025	2,000,000	1,930,982
Alfa SAB de CV, REG S, 5.25%, 3/25/2024	1,250,000	1,246,250
Ally Financial Inc., 1.45%, 10/2/2023	2,500,000	2,416,549
American Express Co., 3.375%, 5/3/2024	2,750,000	2,730,208
Avolon Holdings Funding Ltd.:
144A, 2.125%, 2/21/2026	4,000,000	3,458,065
144A, 4.25%, 4/15/2026	1,230,000	1,139,037
144A, 5.125%, 10/1/2023	670,000	663,235
Banco de Credito del Peru S.A.:
REG S, 2.7%, 1/11/2025	1,000,000	938,750
144A, 4.25%, 4/1/2023	1,000,000	1,000,375
Banco Santander Chile, 144A, 2.7%, 1/10/2025	2,000,000	1,913,200
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander:
REG S, 4.125%, 11/9/2022	1,000,000	1,000,260
144A, 5.375%, 4/17/2025	1,350,000	1,354,442
Banco Santander SA, 3.125%, 2/23/2023	3,200,000	3,186,596
Banco Votorantim SA, 144A, 4.375%, 7/29/2025	1,000,000	956,280
Bancolombia SA, 3.0%, 1/29/2025	3,104,000	2,857,465
Bank of America Corp.:
4.0%, 1/22/2025	750,000	746,668
4.2%, 8/26/2024	3,000,000	3,005,737
6.22%, 9/15/2026	3,000,000	3,155,353
Barclays PLC:
1.007%, 12/10/2024	5,000,000	4,745,422
4.375%, Perpetual (c)	3,000,000	2,300,591
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	1,939,004
Blackstone Secured Lending Fund, 3.625%, 1/15/2026	5,385,000	4,906,940
BOC Aviation Ltd., 144A, 3.25%, 4/29/2025	1,500,000	1,462,592
BPCE SA:
144A, 4.875%, 4/1/2026	500,000	492,452
144A, 5.7%, 10/22/2023	2,000,000	2,029,220
Capital One Financial Corp., SOFR + 1.29%, 2.636%, 3/3/2026	10,000,000	9,441,704
CBQ Finance Ltd., REG S, 5.0%, 5/24/2023	2,000,000	2,017,912
Citigroup, Inc.:
4.4%, 6/10/2025	7,000,000	6,989,547
5.5%, 9/13/2025	750,000	770,525

Citizens Financial Group, Inc., 144A, 4.15%, 9/28/2022	5,095,000	5,106,669
Corebridge Financial, Inc., 144A, 3.5%, 4/4/2025	2,040,000	1,982,032
Credicorp Ltd., 144A, 2.75%, 6/17/2025	1,000,000	927,900
Credit Suisse Group AG:
144A, 2.593%, 9/11/2025	1,180,000	1,110,173
144A, 3-month USD-LIBOR + 1.24%, 2.961% (b), 6/12/2024	2,675,000	2,678,961
Danske Bank AS:
144A, 3.244%, 12/20/2025	1,120,000	1,067,319
144A, 3.773%, 3/28/2025	4,000,000	3,934,056
Discover Bank, 4.682%, 8/9/2028	2,500,000	2,430,376
Discover Financial Services, 3.95%, 11/6/2024	1,100,000	1,083,892
Equitable Financial Life Global Funding, 144A, 0.5%, 11/17/2023	1,000,000	958,538
Goldman Sachs Group, Inc.:
0.925%, 10/21/2024	3,780,000	3,614,648
1.217%, 12/6/2023	6,000,000	5,780,428
2.905%, 7/24/2023	750,000	749,772
HSBC Holdings PLC:
1.645%, 4/18/2026	2,020,000	1,850,502
4.25%, 3/14/2024	3,000,000	2,985,728
4.7%, Perpetual (a) (c)	3,000,000	2,256,025
6.0%, Perpetual (c)	500,000	448,125
ING Bank NV, 144A, 5.8%, 9/25/2023	1,125,000	1,143,881
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	2,955,000	2,955,118
JPMorgan Chase & Co.:
SOFR + 0.58%, 2.089% (b), 6/23/2025	6,000,000	5,871,241
3.625%, 5/13/2024	4,000,000	4,006,352
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,834,435
KeyCorp., SOFR + 1.25%, 3.878%, 5/23/2025	2,850,000	2,828,901
Kookmin Bank, 144A, 1.75%, 5/4/2025	800,000	756,536
Lloyds Banking Group PLC, 2.438%, 2/5/2026	2,880,000	2,725,200
Macquarie Group Ltd.:
144A, SOFR + 0.92%, 2.438% (b), 9/23/2027	6,000,000	5,745,242
144A, 3.189%, 11/28/2023	2,458,000	2,452,218
Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	3,200,000	2,964,120
Mizuho Financial Group, Inc., 1.241%, 7/10/2024	4,351,000	4,229,754
Morgan Stanley, 0.791%, 1/22/2025	6,000,000	5,671,651
NatWest Markets PLC, 144A, SOFR + 1.662%, 3.174% (b), 9/29/2022	5,000,000	5,006,980
Nomura Holdings, Inc.:
2.648%, 1/16/2025	2,495,000	2,380,097
5.099%, 7/3/2025 (d)	3,000,000	3,013,031
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023	1,750,000	1,743,590
144A, 5.25%, 8/15/2022	450,000	450,017
REC Ltd., 144A, 4.75%, 5/19/2023	1,423,000	1,428,464
Samba Funding Ltd., REG S, 2.75%, 10/2/2024	1,000,000	966,090
Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	6,140,916
Societe Generale SA:
144A, 2.625%, 1/22/2025	3,705,000	3,521,514
144A, 4.25%, 9/14/2023	2,980,000	2,983,691
Standard Chartered PLC:
144A, 1.214%, 3/23/2025	1,180,000	1,111,886
144A, 1.319%, 10/14/2023	2,500,000	2,481,932
144A, 1.822%, 11/23/2025	1,010,000	935,287
144A, 4.75%, Perpetual (a) (c)	635,000	486,346
Sumitomo Mitsui Financial Group, Inc., 3.784%, 3/9/2026	5,000,000	4,901,333

Synchrony Financial:
4.25%, 8/15/2024	1,000,000	993,791
4.375%, 3/19/2024	180,000	178,904
4.875%, 6/13/2025	5,000,000	4,944,038
		221,949,054
Health Care 2.5%
Anthem, Inc., 2.375%, 1/15/2025	1,400,000	1,347,807
Bausch Health Companies, Inc., 144A, 4.875%, 6/1/2028	1,330,000	1,040,778
Bayer U.S. Finance II LLC, 144A, 3.875%, 12/15/2023	1,000,000	997,782
Bayer U.S. Finance LLC, 144A, 3.375%, 10/8/2024	1,745,000	1,702,648
Cigna Corp., 3.5%, 6/15/2024	2,633,000	2,616,456
CVS Health Corp., 3.875%, 7/20/2025	3,000,000	2,981,119
CVS Pass-Through Trust, 6.036%, 12/10/2028	871,412	894,361
HCA, Inc.:
144A, 3.125%, 3/15/2027	3,000,000	2,725,579
5.25%, 6/15/2026	1,000,000	994,922
Laboratory Corp. of America Holdings, 3.25%, 9/1/2024	859,000	846,366
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029	575,000	422,625
Mylan, Inc., 4.2%, 11/29/2023	5,500,000	5,481,565
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	380,000	324,330
Teva Pharmaceutical Finance Netherlands III BV, 6.0%, 4/15/2024	1,160,000	1,142,217
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	4,720,000	4,443,318
		27,961,873
Industrials 3.5%
Albemarle Corp., 4.65%, 6/1/2027	5,000,000	4,920,531
Allied Universal Holdco LLC, 144A, 4.625%, 6/1/2028	945,000	779,344
Boeing Co.:
4.875%, 5/1/2025	4,365,000	4,348,887
5.04%, 5/1/2027	5,000,000	4,938,842
Delta Air Lines, Inc.:
2.9%, 10/28/2024 (a)	3,000,000	2,772,780
144A, 4.5%, 10/20/2025	520,000	505,265
Enersys, 144A, 5.0%, 4/30/2023	240,000	237,802
Global Payments, Inc., 2.15%, 1/15/2027	4,200,000	3,727,762
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026	325,000	291,265
Hillenbrand, Inc., 5.75%, 6/15/2025	1,120,000	1,142,400
Howmet Aerospace, Inc., 6.875%, 5/1/2025	1,870,000	1,921,051
Legends Hospitality Holding Co. LLC, 144A, 5.0%, 2/1/2026	255,000	213,690
Nielsen Finance LLC:
144A, 4.5%, 7/15/2029	730,000	659,471
144A, 5.625%, 10/1/2028	1,235,000	1,146,945
Penske Truck Leasing Co.:
144A, 4.0%, 7/15/2025	2,550,000	2,510,192
4.4%, 7/1/2027	2,440,000	2,391,850
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	1,540,000	1,505,350
Silgan Holdings, Inc., 144A, 1.4%, 4/1/2026	2,727,000	2,436,054
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	135,000	138,546
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	2,500,000	2,384,250
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	374,186
		39,346,463
Information Technology 3.6%
Block, Inc., 144A, 2.75%, 6/1/2026	420,000	372,637
Broadcom, Inc., 4.11%, 9/15/2028	2,261,000	2,145,323
CDW LLC, 4.125%, 5/1/2025	560,000	544,600

Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/2028	1,580,000	1,320,103
Dell International LLC, 5.45%, 6/15/2023	1,920,000	1,939,399
DXC Technology Co., 1.8%, 9/15/2026	4,510,000	4,052,686
HP, Inc., 2.2%, 6/17/2025	4,190,000	3,959,615
Microchip Technology, Inc.:
0.972%, 2/15/2024	5,000,000	4,747,326
0.983%, 9/1/2024	1,570,000	1,464,093
2.67%, 9/1/2023	1,250,000	1,229,174
4.25%, 9/1/2025	170,000	165,497
NXP BV:
2.7%, 5/1/2025	190,000	180,611
4.4%, 6/1/2027	1,380,000	1,358,512
Oracle Corp., 2.5%, 4/1/2025	2,040,000	1,938,239
Qorvo, Inc., 144A, 1.75%, 12/15/2024	2,500,000	2,335,300
Roper Technologies, Inc., 1.0%, 9/15/2025	3,620,000	3,272,907
Seagate HDD Cayman, 4.875%, 3/1/2024	1,800,000	1,776,327
Take-Two Interactive Software, Inc., 3.3%, 3/28/2024	1,810,000	1,785,859
VMware, Inc., 1.0%, 8/15/2024	4,270,000	3,994,315
Workday, Inc., 3.5%, 4/1/2027	1,430,000	1,367,502
		39,950,025
Materials 2.0%
Berry Global, Inc., 1.65%, 1/15/2027	3,400,000	2,975,991
Bluestar Finance Holdings Ltd., REG S, 3.375%, 7/16/2024	2,000,000	1,972,161
Celanese U.S. Holdings LLC, 3.5%, 5/8/2024	720,000	711,279
CNAC HK Finbridge Co., Ltd., REG S, 3.375%, 6/19/2024	1,000,000	988,934
Glencore Funding LLC:
144A, 1.625%, 9/1/2025	1,730,000	1,579,359
144A, 1.625%, 4/27/2026	1,480,000	1,309,161
144A, 4.125%, 3/12/2024	3,480,000	3,462,543
Hudbay Minerals, Inc., 144A, 4.5%, 4/1/2026	370,000	309,609
Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,490,070
REG S, 4.75%, 5/15/2025	500,000	496,690
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,440,108
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,260,000	1,197,627
Nucor Corp., 2.0%, 6/1/2025	630,000	592,853
POSCO Holdings, Inc., 144A, 4.0%, 8/1/2023	2,000,000	2,010,420
Tronox, Inc., 144A, 4.625%, 3/15/2029	1,230,000	989,043
		22,525,848
Real Estate 2.3%
American Tower Corp.:
(REIT), 2.4%, 3/15/2025	2,000,000	1,890,066
(REIT), 2.95%, 1/15/2025	4,000,000	3,861,935
Equinix, Inc.:
(REIT), 1.0%, 9/15/2025	4,500,000	4,031,586
(REIT), 1.25%, 7/15/2025	517,000	469,663
iStar, Inc.:
(REIT), 4.25%, 8/1/2025	450,000	415,602
(REIT), 4.75%, 10/1/2024	890,000	837,798
Office Properties Income Trust, (REIT), 2.65%, 6/15/2026	1,330,000	1,130,175
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	230,000	199,311
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	847,500
Trust Fibra Uno:
144A, (REIT), 5.25%, 12/15/2024	1,000,000	980,000
REG S, (REIT), 5.25%, 12/15/2024	991,000	971,180
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,800,000	2,767,867

VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025	2,140,000	2,001,804
144A, (REIT), 4.625%, 6/15/2025	462,000	439,478
Welltower, Inc., (REIT), 3.625%, 3/15/2024	4,500,000	4,464,295
		25,308,260
Utilities 3.9%
American Electric Power Co., Inc., 0.75%, 11/1/2023	2,250,000	2,163,968
Calpine Corp., 144A, 5.25%, 6/1/2026	663,000	629,850
CenterPoint Energy, Inc., SOFR + 0.65%, 1.867% (b), 5/13/2024	3,260,000	3,179,637
Dominion Energy, Inc., 3.071%, 8/15/2024	2,106,000	2,056,066
Duke Energy Corp., SOFR + 0.25%, 1.688% (b), 6/10/2023	4,710,000	4,671,164
Duke Energy Ohio, Inc., 6.9%, 6/1/2025	1,000,000	1,075,156
Evergy, Inc., 2.45%, 9/15/2024	1,818,000	1,748,037
Israel Electric Corp. Ltd., 144A, 6.875%, 6/21/2023	1,048,000	1,073,990
Korea East-West Power Co., Ltd., 144A, 1.75%, 5/6/2025	940,000	886,368
Nextera Energy Capital Holdings, Inc., SOFR + 0.4%, 1.498% (b), 11/3/2023	7,000,000	6,899,484
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	855,000	817,893
NRG Energy, Inc., 144A, 3.75%, 6/15/2024	5,141,000	5,043,227
Pacific Gas and Electric Co., 1.7%, 11/15/2023	1,630,000	1,570,822
Public Service Enterprise Group, Inc., 2.875%, 6/15/2024	2,181,000	2,134,221
Southern California Edison Co.:
0.7%, 8/1/2023	3,840,000	3,721,538
Series E, 3.7%, 8/1/2025	800,000	786,887
Vistra Operations Co. LLC, 144A, 3.55%, 7/15/2024	5,375,000	5,187,962
		43,646,270
Total Corporate Bonds (Cost $616,076,884)		588,456,262

Mortgage-Backed Securities Pass-Throughs 0.0%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027	116,956	116,795
4.5%, 4/1/2023	1,652	1,661
Government National Mortgage Association:
6.0%, with various maturities from 12/15/2022 until 1/15/2039	34,694	36,759
7.0%, 6/20/2038	2,282	2,517
Total Mortgage-Backed Securities Pass-Throughs (Cost $166,926)		157,732

Asset-Backed 18.5%
Automobile Receivables 6.6%
AmeriCredit Automobile Receivables Trust, “C”, Series 2020-2, 1.48%, 2/18/2026	1,110,000	1,070,002
Avis Budget Rental Car Funding AESOP LLC, “B”, Series 2020-2A, 144A, 2.96%, 2/20/2027	1,000,000	938,298
Canadian Pacer Auto Receivables Trust, “C”, Series 2020-1A, 144A, 2.49%, 5/19/2026	1,125,000	1,090,757
CarMax Auto Owner Trust, “C”, Series 2020-3, 1.69%, 4/15/2026	750,000	716,435
Carvana Auto Receivables Trust, “A3”, Series 2022-P2, 4.13%, 4/12/2027	1,500,000	1,490,173
Chase Auto Credit Linked Notes, “D”, Series 2021-1, 144A, 1.174%, 9/25/2028	315,758	305,254
CPS Auto Receivables Trust:
“C”, Series 2020-C, 144A, 1.71%, 8/17/2026	691,342	686,920
“C”, Series 2022-A, 144A, 2.17%, 4/16/2029	1,667,000	1,566,442
“C”, Series 2022-B, 144A, 4.33%, 8/15/2028	2,000,000	1,956,471
“E”, Series 2019-B, 144A, 5.0%, 3/17/2025	1,660,000	1,669,697
“E”, Series 2018-B, 144A, 5.61%, 12/16/2024	2,500,000	2,504,446
“E”, Series 2019-A, 144A, 5.81%, 3/16/2026	2,000,000	2,019,561
“E”, Series 2018-D, 144A, 5.82%, 6/16/2025	2,500,000	2,511,236
“E”, Series 2020-B, 144A, 7.38%, 6/15/2027	1,500,000	1,531,191
Exeter Automobile Receivables Trust, “D”, Series 2020-2A, 144A, 4.73%, 4/15/2026	2,500,000	2,509,565

Flagship Credit Auto Trust:
“C”, Series 2021-1, 144A, 0.91%, 3/15/2027	700,000	655,364
“C”, Series 2020-4, 144A, 1.28%, 2/16/2027	763,000	733,520
“C”, Series 2020-3, 144A, 1.73%, 9/15/2026	2,150,000	2,060,405
“C”, Series 2020-1, 144A, 2.24%, 1/15/2026	2,235,000	2,191,109
“B”, Series 2020-2, 144A, 2.61%, 4/15/2026	1,897,394	1,896,712
“C”, Series 2019-4, 144A, 2.77%, 12/15/2025	3,670,000	3,642,107
“C”, Series 2020-2, 144A, 3.8%, 4/15/2026	500,000	498,598
“E”, Series 2019-3, 144A, 3.84%, 12/15/2026	3,000,000	2,887,072
Ford Credit Auto Owner Trust, “C”, Series 2021-2, 144A, 2.11%, 5/15/2034	1,458,000	1,300,171
Foursight Capital Automobile Receivables Trust:
“B”, Series 2020-1, 144A, 2.27%, 2/18/2025	1,119,063	1,116,991
“C”, Series 2020-1, 144A, 2.41%, 8/15/2025	2,500,000	2,468,918
GLS Auto Receivables Trust, “B”, Series 2022-2A, 4.7%, 9/15/2026	1,586,000	1,577,616
GMF Floorplan Owner Revolving Trust, “C”, Series 2020-2, 144A, 1.31%, 10/15/2025	700,000	670,183
Hertz Vehicle Financing LLC:
“B”, Series 2021-1A, 144A, 1.56%, 12/26/2025	1,000,000	924,102
“C”, Series 2021-1A, 144A, 2.05%, 12/26/2025	3,500,000	3,225,031
“C”, Series 2022-3A, 144A, 4.35%, 3/25/2025	500,000	492,176
JPMorgan Chase Bank NA:
“C”, Series 2021-3, 144A, 0.86%, 2/26/2029	1,237,321	1,184,683
“D”, Series 2021-3, 144A, 1.009%, 2/26/2029	263,962	252,481
“C”, Series 2021-1, 144A, 1.024%, 9/25/2028	657,830	635,909
“D”, Series 2021-2, 144A, 1.138%, 12/26/2028	786,754	758,697
“D”, Series 2020-2, 144A, 1.487%, 2/25/2028	301,112	294,528
“E”, 2021-3, 144A, 2.102%, 2/26/2029	659,904	634,660
“E”, Series 2021-2, 144A, 2.28%, 12/26/2028	542,055	525,384
“E”, Series 2021-1, 144A, 2.365%, 9/25/2028	348,387	338,545
“E”, Series 2020-2, 144A, 3.072%, 2/25/2028	496,470	488,035
“E”, Series 2020-1, 144A, 3.715%, 1/25/2028	895,703	889,017
Onemain Direct Auto Receivable, 4.65%, 3/14/2029	1,565,000	1,572,323
Santander Bank NA:
“B”, Series 2021-1A, 144A, 1.833%, 12/15/2031	731,909	711,295
“C”, Series 2021-1A, 144A, 3.268%, 12/15/2031	494,039	480,214
Series 2022-A, 144A, 5.281%, 5/15/2032	2,381,457	2,360,880
Santander Consumer Auto Receivables Trust:
“B”, Series 2021-BA, 144A, 1.45%, 10/16/2028	220,267	217,174
“B”, Series 2020-AA, 144A, 2.26%, 12/15/2025	1,000,000	991,785
“C”, Series 2021-CA, 144A, 2.97%, 6/15/2028	500,000	485,026
“C”, Series 2021-BA, 144A, 3.09%, 3/15/2029	1,000,000	972,465
Santander Drive Auto Receivables Trust:
“C”, Series 2020-4, 1.01%, 1/15/2026	1,195,000	1,177,811
“C”, Series 2020-3, 1.12%, 1/15/2026	2,000,000	1,984,695
“C”, Series 2020-2, 1.46%, 9/15/2025	1,446,995	1,442,482
“C”, Series 2019-3, 2.49%, 10/15/2025	81,595	81,628
“C”, Series 2022-1, 2.56%, 4/17/2028	800,000	761,291
Skopos Auto Receivables Trust, “C”, Series 2019-1A, 144A, 3.63%, 9/16/2024	499,252	497,992
Tesla Auto Lease Trust:
“C”, Series 2020-A, 144A, 1.68%, 2/20/2024	1,000,000	981,574
“B”, Series 2019-A, 144A, 2.41%, 12/20/2022	3,000,000	2,992,622
World Omni Select Auto Trust, “C”, Series 2019-A, 2.38%, 12/15/2025	1,500,000	1,485,200
		74,104,919
Credit Card Receivables 1.3%
Brex, Inc., “A”, Series 2022-1, 144A, 4.63%, 7/15/2025	2,000,000	1,962,053
Continental Finance Credit Card ABS Master Trust, “A”, Series 2021-A, 144A, 2.55%, 12/17/2029	3,000,000	2,808,161
Evergreen Credit Card Trust, “C”, Series 2019-2, 144A, 2.62%, 9/15/2024	900,000	899,121

Genesis Sales Finance Master Trust:
“A”, Series 2021-AA, 144A, 1.2%, 12/21/2026	1,750,000	1,654,489
“A”, Series 2020-AA, 144A, 1.65%, 9/22/2025	1,072,000	1,054,697
Master Credit Card Trust II, “C”, Series 2022-1A, 144A, 2.27%, 7/21/2026	875,000	826,820
Mercury Financial Credit Card Master Trust:
“A”, Series 2021-1A, 144A, 1.54%, 3/20/2026	3,500,000	3,330,081
“A”, Series 2022-1A, 144A, 2.5%, 9/21/2026	2,500,000	2,367,896
		14,903,318
Home Equity Loans 0.2%
NovaStar Mortgage Funding Trust, “M3”, Series 2004-3, 1-month USD-LIBOR + 1.05%, 2.674% (b), 12/25/2034	395,501	370,196
People's Choice Home Loan Securities Trust, “A3”, Series 2004-1, 1-month USD- LIBOR + 1.04%, 2.664% (b), 6/25/2034	1,508,945	1,364,996
Renaissance Home Equity Loan Trust:
“AF1”, Series 2006-4, 5.545%, 1/25/2037	57,221	22,800
“AF1”, Series 2007-2, 5.893%, 6/25/2037	340,249	113,587
Southern Pacific Secured Asset Corp., “A8”, Series 1998-2, 6.37%, 7/25/2029	216	213
		1,871,792
Miscellaneous 10.4%
Apidos CLO XXXII, “A2”, Series 2019-32A, 144A, 3-month USD-LIBOR + 1.65%, 2.713% (b), 1/20/2033	2,500,000	2,428,605
Applebee's Funding LLC, “A2I”, Series 2019-1A, 144A, 4.194%, 6/5/2049	2,772,000	2,689,150
Atrium XIII, “A2”, Series 13A, 144A, 3-month USD-LIBOR + 1.25%, 2.434% (b), 11/21/2030	2,250,000	2,183,607
Atrium XIV LLC, “B”, Series 14A, 144A, 3-month USD-LIBOR + 1.7%, 2.744% (b), 8/23/2030	4,250,000	4,090,455
Babson CLO Ltd.:
“BR”, Series 2015-IA, 144A, 3-month USD-LIBOR + 1.4%, 2.463% (b), 1/20/2031	2,000,000	1,912,462
“A2R”, Series 2016-1A, 144A, 3-month USD-LIBOR + 1.45%, 2.634% (b), 7/23/2030	1,500,000	1,452,056
Ballyrock CLO Ltd., “BR”, Series 2020-2A, 144A, 3-month USD-LIBOR + 1.95%, 3.013% (b), 10/20/2031	7,500,000	7,007,002
Barings CLO Ltd. , “CR”, Series 2013-IA, 144A, 3-month USD-LIBOR + 1.5%, 2.563% (b), 1/20/2028	2,250,000	2,155,601
Battalion CLO XV Ltd., “B”, Series 2020-15A, 144A, 3-month USD-LIBOR + 1.7%, 2.744% (b), 1/17/2033	5,000,000	4,721,785
Carlyle Global Market Strategies CLO Ltd., “BR2”, Series 2014-1A, 144A, 3-month USD-LIBOR + 1.4%, 2.444% (b), 4/17/2031	4,000,000	3,788,304
CF Hippolyta Issuer LLC:
“B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	2,989,002	2,579,934
“B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	3,835,432	3,440,476
Countrywide Home Equity Loan Trust, “2A”, Series 2006-I, 1-month USD-LIBOR + 0.14%, 1.464% (b), 1/15/2037	719,706	658,992
Credit-Based Asset Servicing and Securitization LLC, “AF2”, Series 2006-CB2, 3.009% (b), 12/25/2036	1,871,601	1,567,770
DB Master Finance LLC, “A2II”, Series 2019-1A, 144A, 4.021%, 5/20/2049	2,431,250	2,344,362
Dell Equipment Finance Trust, “C”, Series 2020-2, 144A, 1.37%, 1/22/2024	1,500,000	1,464,432
Domino's Pizza Master Issuer LLC:
“A2”, Series 2019-1A, 144A, 3.668%, 10/25/2049	1,955,000	1,769,484
“A2I”, Series 2018-1A, 144A, 4.116%, 7/25/2048	965,000	940,838
Dryden 50 Senior Loan Fund, “B”, Series 2017-50A, 144A, 3-month USD-LIBOR + 1.65%, 2.694% (b), 7/15/2030	500,000	481,538
Dryden XXVIII Senior Loan Fund, “A2LR”, Series 2013-28A, 144A, 3-month USD- LIBOR + 1.65%, 3.061% (b), 8/15/2030	2,000,000	1,934,726
FirstKey Homes Trust, “B”, Series 2022-SFR1, 144A, 4.493%, 5/17/2039	1,000,000	978,840
Flatiron CLO Ltd., “B”, Series 2018-1A, 144A, 3-month term SOFR + 1.611%, 2.394% (b), 4/17/2031	2,500,000	2,366,348

Hilton Grand Vacations Trust:
“A”, Series 2019-AA, 144A, 2.34%, 7/25/2033	408,210	390,410
“B”, Series 2017-AA, 144A, 2.96%, 12/26/2028	288,052	281,927
Hotwire Funding LLC, “A2”, Series 2021-1, 144A, 2.311%, 11/20/2051	1,268,000	1,124,767
HPEFS Equipment Trust, “C”, Series 2020-2A, 144A, 2.0%, 7/22/2030	1,610,000	1,589,653
Jersey Mike's Funding, “A2I”, Series 2021-1A, 144A, 2.891%, 2/15/2052	1,995,000	1,780,865
LCM LP, “BR2”, Series 16A, 144A, 3-month USD-LIBOR + 1.75%, 2.794% (b), 10/15/2031	2,120,000	2,021,276
MVW LLC:
“B”, Series 2021-1WA, 144A, 1.44%, 1/22/2041	353,242	320,223
“A”, Series 2020-1A, 144A, 1.74%, 10/20/2037	232,344	217,747
“B”, Series 2019-2A, 144A, 2.44%, 10/20/2038	634,489	593,815
“B”, Series 2020-1A, 144A, 2.73%, 10/20/2037	232,344	221,313
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	1,233,537	1,191,963
Neuberger Berman CLO XVII Ltd., “A2R2”, Series 2014-18A, 144A, 3-month USD- LIBOR + 1.7%, 2.798% (b), 10/21/2030	1,800,000	1,719,979
Neuberger Berman Loan Advisers CLO Ltd.:
“B”, Series 2018-27A, 144A, 3-month USD-LIBOR + 1.4%, 2.444% (b), 1/15/2030	6,000,000	5,755,824
“A2”, Series 2018-29A, 144A, 3-month USD-LIBOR + 1.4%, 2.444% (b), 10/19/2031	2,000,000	1,932,222
New Economy Assets Phase 1 Sponsor LLC, “B1”, Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	973,778
NRZ Excess Spread-Collateralized Notes:
“A”, Series 2021-FHT1, 144A, 3.104%, 7/25/2026	1,190,163	1,084,334
“A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	1,707,565	1,589,773
“A”, Series 2020-PLS1, 144A, 3.844%, 12/25/2025	718,475	682,172
Octagon Investment Partners XVI Ltd., “BR”, Series 2013-1A, 144A, 3-month USD- LIBOR + 1.6%, 2.644% (b), 7/17/2030	9,000,000	8,588,961
Progress Residential Trust, “E”, Series 2020-SFR2, 144A, 5.115%, 6/17/2037	500,000	494,251
Regatta XVIII Funding Ltd., “B”, Series 2021-1A, 144A, 3-month USD-LIBOR + 1.45%, 2.494% (b), 1/15/2034	3,000,000	2,781,936
RR 17 Ltd., “B”, Series 2021-17A, 144A, 3-month USD-LIBOR + 1.9%, 2.944% (b), 7/15/2034	7,000,000	6,469,981
Sierra Timeshare Receivables Funding LLC, “B”, Series 2020-2A, 144A, 2.32%, 7/20/2037	493,940	473,478
Taco Bell Funding LLC, “A2I”, Series 2021-1A, 144A, 1.946%, 8/25/2051	4,477,500	3,900,870
Towd Point Mortgage Trust, “A1”, Series 2019-MH1, 144A, 3.0%, 11/25/2058	769,192	759,654
Transportation Finance Equipment Trust, “C”, Series 2019-1, 144A, 2.19%, 8/23/2024	1,250,000	1,225,272
Voya CLO Ltd.:
“A1R”, Series 2015-1A, 144A, 3-month USD-LIBOR + 0.9%, 1.944% (b), 1/18/2029	2,218,328	2,186,122
“A1RR”, Series 2014-2A, 144A, 3-month USD-LIBOR + 1.02%, 2.064% (b), 4/17/2030	6,906,473	6,789,982
“A3R”, Series 2016-3A, 144A, 3-month USD-LIBOR + 1.75%, 2.794% (b), 10/18/2031	4,500,000	4,269,478
Zais CLO13 Ltd., “A1A”, Series 2019-13A, 144A, 3-month USD-LIBOR + 1.49%, 2.534% (b), 7/15/2032	2,500,000	2,442,472
		116,811,265
Total Asset-Backed (Cost $217,470,147)		207,691,294

Commercial Mortgage-Backed Securities 10.7%
20 Times Square Trust, “B”, Series 2018-20TS, 144A, 3.203% (b), 5/15/2035	2,500,000	2,422,608
Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM, 144A, 1-month USD-LIBOR + 1.43%, 2.754% (b), 6/15/2035	3,500,000	3,324,037
BAMLL Commercial Mortgage Securities Trust:
“B”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.15%, 2.474% (b), 9/15/2034	3,500,000	3,359,244
“C”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 2.674% (b), 9/15/2034	1,000,000	949,784

BBCMS Mortgage Trust, “A”, Series 2018-TALL, 144A, 1-month USD-LIBOR + 0.722%, 2.046% (b), 3/15/2037	4,000,000	3,814,342
BFLD TRUST, “B”, Series 2019-DPLO, 144A, 1-month USD-LIBOR + 1.34%, 2.664% (b), 10/15/2034	1,500,000	1,462,269
BHMS Mortgage Trust, “A”, Series 2018-ATLS, 144A, 1-month USD-LIBOR + 1.25%, 2.574% (b), 7/15/2035	2,500,000	2,403,550
BPR Trust:
“B”, Series 2021-TY, 144A, 1-month USD-LIBOR + 1.15%, 2.474% (b), 9/15/2038	506,000	481,667
“C”, Series 2021-TY, 144A, 1-month USD-LIBOR + 1.7%, 3.024% (b), 9/15/2038	340,000	322,721
“C”, Series 2021-KEN, 144A, 1-month USD-LIBOR + 2.55%, 3.874% (b), 2/15/2029	1,431,100	1,407,877
BX Commercial Mortgage Trust:
“B”, Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.3%, 2.624% (b), 4/15/2034	3,500,000	3,358,936
“D”, Series 2020-VKNG, 144A, 1-month USD-LIBOR + 1.7%, 3.024% (b), 10/15/2037	1,263,258	1,180,822
BX Trust, “D”, Series 2021-ARIA, 144A, 1-month USD-LIBOR + 1.895%, 3.219% (b), 10/15/2036	1,725,000	1,605,895
BXP Trust:
“A”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 0.85%, 2.174% (b), 11/15/2034	500,000	478,049
“B”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.1%, 2.424% (b), 11/15/2034	3,960,000	3,766,807
Citigroup Commercial Mortgage Trust:
“A3”, Series 2016-C2, 2.575%, 8/10/2049	2,000,000	1,872,813
“AS”, Series 2013-GC11, 3.422%, 4/10/2046	1,500,000	1,489,238
“B”, Series 2019-PRM, 144A, 3.644%, 5/10/2036	2,005,000	1,988,238
“B”, Series 2013-GC11, 3.732%, 4/10/2046	500,000	496,064
“C”, Series 2019-PRM, 144A, 3.896%, 5/10/2036	869,349	864,496
“C”, Series 2019-SMRT, 144A, 4.682%, 1/10/2036	3,000,000	2,963,758
Cold Storage Trust, “D”, Series 2020-ICE5, 144A, 1-month USD-LIBOR + 2.1%, 3.424% (b), 11/15/2037	4,914,953	4,766,796
COMM Mortgage Trust:
“AM”, Series 2013-CR6, 144A, 3.147%, 3/10/2046	1,200,000	1,186,573
“AM”, Series 2013-LC6, 3.282%, 1/10/2046	1,500,000	1,493,671
“B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	2,800,000	2,762,554
“B”, Series 2013-CR10, 144A, 5.063% (b), 8/10/2046	2,850,000	2,835,450
Credit Suisse Mortgage Trust:
“B”, Series 2020-FACT, 144A, 1-month USD-LIBOR + 2.0%, 3.324% (b), 10/15/2037	2,756,000	2,650,163
“C”, Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	919,212
“A”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 3.0%, 4.324% (b), 12/15/2035	1,500,000	1,481,813
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	1,000,000	949,104
DBCG Mortgage Trust, “A”, Series 2017-BBG, 144A, 1-month USD-LIBOR + 0.7%, 2.025% (b), 6/15/2034	3,920,000	3,830,723
DBGS Mortgage Trust, “B”, Series 2018-5BP, 144A, 1-month USD-LIBOR + 0.98%, 2.304% (b), 6/15/2033	2,500,000	2,393,200
DBWF Mortgage Trust, “C”, Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.75%, 3.345% (b), 12/19/2030	250,000	239,323
FHLMC Multifamily Structured Pass-Through Certificates:
“X1P”, Series KL05, Interest Only, 1.024% (b), 6/25/2029	17,800,000	978,156
“X1”, Series K058, Interest Only, 1.046% (b), 8/25/2026	22,835,181	729,333
“X1”, Series K722, Interest Only, 1.447% (b), 3/25/2023	10,924,201	54,774
Fontainebleau Miami Beach Trust, “D”, Series 2019 -FBLU, 144A, 4.095% (b), 12/10/2036	5,000,000	4,785,493
Freddie Mac Multifamily Structured Credit Risk:
“M1”, Series 2021-MN1, 144A, 30-day average SOFR + 2.0%, 2.926% (b), 1/25/2051	859,041	799,066
“M2”, Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 4.676% (b), 1/25/2051	1,808,000	1,565,289

GS Mortgage Securities Corp. Trust, “B”, 2021-IP, 144A, 1-month USD-LIBOR + 1.15%, 2.474% (b), 10/15/2036	3,000,000	2,830,042
GS Mortgage Securities Trust, “AS”, Series 2013-GC13, 144A, 4.207% (b), 7/10/2046	1,000,000	993,689
GSCG Trust, “C”, Series 2019-600C, 144A, 3.462%, 9/6/2034	1,000,000	932,115
Hawaii Hotel Trust, “A”, Series 2019-MAUI, 144A, 1-month USD-LIBOR + 1.15%, 2.474% (b), 5/15/2038	1,000,000	972,362
Hilton Orlando Trust, “A”, Series 2021-ORL, 144A, 1-month USD-LIBOR + 0.92%, 2.244% (b), 12/15/2034	2,500,000	2,437,104
Hospitality Mortgage Trust, “B”, Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.35%, 2.674% (b), 11/15/2036	3,282,662	3,159,593
InTown Hotel Portfolio Trust, “C”, Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.65%, 2.975% (b), 1/15/2033	2,260,000	2,228,703
JPMDB Commercial Mortgage Securities Trust, “AS”, Series 2016-C4, 3.385%, 12/15/2049	1,000,000	940,865
JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2018-PHH, 144A, 1-month USD-LIBOR + 1.060%, 2.71% (b), 6/15/2035	4,312,431	4,198,677
KKR Industrial Portfolio Trust, “E”, Series 2021-KDIP, 144A, 1-month USD-LIBOR + 1.55%, 2.874% (b), 12/15/2037	468,750	442,847
Morgan Stanley Capital I Trust:
“A”, Series 2018-SUN, 144A, 1-month USD-LIBOR + 0.9%, 2.224% (b), 7/15/2035	1,217,000	1,178,772
“B”, Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.2%, 2.524% (b), 7/15/2035	1,568,800	1,505,741
MRCD Mortgage Trust, “C”, Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	4,634,583
Multifamily Connecticut Avenue Securities Trust, “M7”, Series 2019-01, 144A, 1-month USD-LIBOR + 1.7%, 3.324% (b), 10/15/2049	159,702	156,344
Natixis Commercial Mortgage Securities Trust, “C”, Series 2018-285M, 144A, 3.917% (b), 11/15/2032	2,000,000	1,960,519
NYT Mortgage Trust, “B”, Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.4%, 2.724% (b), 12/15/2035	500,000	469,925
One New York Plaza Trust:
“AJ”, Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.25%, 2.574% (b), 1/15/2036	2,378,000	2,300,403
“B”, Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.5%, 2.824% (b), 1/15/2036	1,166,000	1,118,481
PKHL Commercial Mortgage Trust, “D”, Series 2021-MF, 144A, 1-month USD-LIBOR + 2.0%, 3.325% (b), 7/15/2038	2,362,000	2,214,490
STWD Mortgage Trust, “B”, Series 2021-LIH, 144A, 1-month USD-LIBOR + 1.656%, 2.98% (b), 11/15/2036	500,000	476,024
UBS Commercial Mortgage Trust:
“XA”, Series 2017-C7, Interest Only, 1.158% (b), 12/15/2050	28,306,228	1,099,578
“XA”, Series 2017-C1, Interest Only, 1.69% (b), 6/15/2050	19,070,686	1,102,217
Wells Fargo Commercial Mortgage Trust:
“A”, Series 2019-JWDR, 144A, 2.584% (b), 9/15/2031	200,000	182,379
“A2”, Series 2016-C34, 2.603%, 6/15/2049	195,999	195,805
“A3”, Series 2012-LC5, 2.918%, 10/15/2045	180,639	180,438
“C”, Series 2021-SAVE, 144A, 1-month USD-LIBOR + 1.8%, 3.124% (b), 2/15/2040	2,330,732	2,175,766
“ASB”, Series 2015-C31, 3.487%, 11/15/2048	136,320	134,757
“D”, Series 2021-SAVE, 144A, 1-month USD-LIBOR + 2.5%, 3.824% (b), 2/15/2040	909,022	841,819
WFRBS Commercial Mortgage Trust:
“B”, Series 2013-C13, 3.553%, 5/15/2045	4,000,000	3,942,785
“AS”, Series 2014-C24, 3.931%, 11/15/2047	240,000	235,099
Total Commercial Mortgage-Backed Securities (Cost $125,047,393)		119,675,830

Collateralized Mortgage Obligations 5.3%
Angel Oak Mortgage Trust, “A1”, Series 2020-1, 144A, 0.909%, 1/25/2066	653,335	605,940
Banc of America Mortgage Securities, Inc.:
“2A3”, Series 2005-J, 2.469% (b), 11/25/2035	72,543	66,061
“2A8”, Series 2003-J, 2.564% (b), 11/25/2033	127,915	117,588
“A15”, Series 2006-2, 6.0%, 7/25/2046	6,583	5,831
Barclays Mortgage Loan Trust, “A2”, Series 2021-NQM1, 144A, 1.984%, 9/25/2051	1,536,322	1,420,808

Bear Stearns Adjustable Rate Mortgage Trust, “5A”, Series 2003-8, 1.987% (b), 1/25/2034	257,765	228,779
BRAVO Residential Funding Trust, “A1”, Series 2021-HE1, 144A, 30-day average SOFR + 0.75%, 1.676% (b), 1/25/2070	1,692,785	1,674,320
Chase Mortgage Finance Corp.:
“M2”, Series 2021-CL1, 144A, 30-day average SOFR + 1.35%, 2.276% (b), 2/25/2050	2,278,315	2,145,127
“M3”, Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 2.476% (b), 2/25/2050	1,187,309	1,115,920
COLT Funding LLC, “A2”, Series 2021-3R, 144A, 1.257%, 12/25/2064	495,231	454,531
COLT Mortgage Loan Trust:
“A1”, Series 2021-2R, 144A, 0.798%, 7/27/2054	340,289	334,686
“A2”, Series 2021-1, 144A, 1.167%, 6/25/2066	980,665	868,916
“A3”, Series 2021-2, 144A, 1.335%, 8/25/2066	2,119,311	1,863,052
“A2”, Series 2021-HX1, 144A, 1.348%, 10/25/2066	936,547	823,810
Connecticut Avenue Securities Trust:
“1M2”, Series 2021-R03, 144A, 30-day average SOFR + 1.65%, 2.576% (b), 12/25/2041	500,000	445,235
“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 3.774% (b), 9/25/2031	23,809	23,766
“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 3.924% (b), 8/25/2031	34,532	34,532
“1M2”, Series 2022-R04, 144A, 30-day average SOFR + 3.1%, 4.026% (b), 3/25/2042	250,000	233,772
“1B1”, Series 2022-R01, 144A, 30-day average SOFR + 3.15%, 4.076% (b), 12/25/2041	1,450,000	1,237,055
Countrywide Home Loan Mortgage Pass Through Trust, “5A1”, Series 2005-HY10, 3.182% (b), 2/20/2036	28,609	23,582
Credit Suisse First Boston Mortgage Securities Corp., “5A1”, Series 2004-7, 5.0%, 10/25/2019	68,877	66,336
CSMC Trust , “B4”, Series 2013-IVR3, 144A, 3.398% (b), 5/25/2043	1,166,301	965,955
Ellington Financial Mortgage Trust:
“A3”, Series 2021-2, 144A, 1.291%, 6/25/2066	674,649	606,527
“A2”, Series 2021-3, 144A, 1.396%, 9/25/2066	2,737,432	2,403,098
“A3”, Series 2020-2, 144A, 1.64%, 10/25/2065	1,072,926	1,031,305
Fannie Mae Connecticut Avenue Securities, “1M2”, Series 2018-C06, 1-month USD- LIBOR + 2.0%, 3.624% (b), 3/25/2031	181,891	179,883
Federal Home Loan Mortgage Corp.:
“LA”, Series 1343, 8.0%, 8/15/2022	87	88
“PK”, Series 1751, 8.0%, 9/15/2024	16,378	16,886
Federal National Mortgage Association:
“DE”, Series 2014-18, 4.0%, 8/25/2042	310,760	312,639
“IM”, Series 2014-72, Interest Only, 4.5%, 3/25/2044	1,308,434	147,420
“2”, Series 350, Interest Only, 5.5%, 3/25/2034	56,651	10,853
“1A6”, Series 2007-W8, 6.638% (b), 9/25/2037	363,740	369,992
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2021-DNA7, 144A, 30-day average SOFR + 1.8%, 2.726% (b), 11/25/2041	1,200,000	1,080,703
“M2”, Series 2020-DNA6, 144A, 30-day average SOFR + 2.0%, 2.926% (b), 12/25/2050	3,000,000	2,951,610
“M2”, Series 2021-DNA3, 144A, 30-day average SOFR + 2.1%, 3.026% (b), 10/25/2033	500,000	462,368
“M2”, Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.15%, 3.774% (b), 12/25/2030	1,212,971	1,193,257
“M2”, Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.45%, 4.074% (b), 3/25/2049	503,744	501,823
“M2”, Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.65%, 4.274% (b), 1/25/2049	73,966	73,877

FWD Securitization Trust:
“A1”, Series 2020-INV1, 144A, 2.24%, 1/25/2050	759,261	736,001
“A1”, Series 2019-INV1, 144A, 2.81%, 6/25/2049	253,492	247,707
GCAT Trust, “A2”, Series 2021-NQM2, 144A, 1.242%, 5/25/2066	824,056	742,662
Government National Mortgage Association:
“IT”, Series 2013-82, Interest Only, 3.5%, 5/20/2043	10,889,554	1,528,815
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	152,304	35,213
GS Mortgage-Backed Securities Trust:
“A2”, Series 2020-NQM1, 144A, 1.791%, 9/27/2060	151,693	146,008
“B1”, Series 2020-PJ1, 144A, 3.642% (b), 5/25/2050	5,386,838	4,795,826
Imperial Fund Mortgage Trust:
“A2”, Series 2021-NQM1, 144A, 1.205%, 6/25/2056	1,507,253	1,377,354
“A2”, Series 2021-NQM2, 144A, 1.362%, 9/25/2056	809,309	718,179
4.767%, 6/25/2067	2,500,000	2,480,771
JPMorgan Chase Bank NA, “M1”, Series 2020-CL1, 144A, 1-month USD-LIBOR + 2.25%, 3.874% (b), 10/25/2057	2,864,121	2,842,910
JPMorgan Mortgage Trust:
“6A1”, Series 2005-A6, 2.25%, 8/25/2035	154,530	152,201
“A5”, Series 2020-LTV2, 144A, 3.0%, 11/25/2050	1,337,895	1,293,227
JPMorgan Wealth Management:
“M2”, Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 2.476% (b), 3/25/2051	1,476,500	1,413,056
“M3”, Series 2021-CL1, 144A, 30-day average SOFR + 1.8%, 2.726% (b), 3/25/2051	747,674	703,737
“M4”, Series 2021-CL1, 144A, 30-day average SOFR + 2.75%, 3.676% (b), 3/25/2051	829,353	774,287
Merrill Lynch Mortgage Investors Trust, “1A”, Series 2004-1, 2.61% (b), 12/25/2034	6,482	6,254
MFA Trust:
“A3”, Series 2021-INV1, 144A, 1.262%, 1/25/2056	351,760	329,430
“A3”, Series 2021-NQM2, 144A, 1.472%, 11/25/2064	543,217	489,339
Prudential Home Mortgage Securities Co., Inc., “4B”, Series 1994-A, 144A, 6.73% (b), 4/28/2024	368	365
Residential Accredit Loans, Inc., “A1”, Series 2003-QS18, 5.0%, 9/25/2018	168	126
Residential Asset Mortgage Products, Inc., “A4”, Series 2004-SL4, 7.0%, 7/25/2032	46,942	45,266
Sequoia Mortgage Trust, “B4”, Series 2013-2, 3.632% (b), 2/25/2043	1,040,575	1,008,003
STACR Trust, “M2”, Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.1%, 3.724% (b), 9/25/2048	461,429	453,330
Starwood Mortgage Residential Trust, “A3”, Series 2020-INV1, 144A, 1.593%, 11/25/2055	538,839	522,669
Towd Point Mortgage Trust:
“M1”, Series 2017-1, 144A, 3.75%, 10/25/2056	2,000,000	1,939,682
“M1”, Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,449,497
Verus Securitization Trust:
“A2”, Series 2021-R3, 144A, 1.277%, 4/25/2064	507,877	483,229
“A2”, Series 2020-4, 144A, 1.912%, 5/25/2065	682,194	651,034
“A1”, Series 2020-INV1, 144A, 1.977%, 3/25/2060	97,626	95,738
“A1”, Series 2020-2, 144A, 2.226%, 5/25/2060	67,629	66,439
“A1”, Series 2019-INV2, 144A, 2.913%, 7/25/2059	182,582	182,128
“B1”, Series 2021-R3, 144A, 3.066%, 4/25/2064	4,277,000	4,022,117
Washington Mutual Mortgage Pass-Through Certificates Trust, “A9”, Series 2003-S9, 5.25%, 10/25/2033	223,316	213,001
Total Collateralized Mortgage Obligations (Cost $63,235,025)		59,043,532

Government & Agency Obligations 11.7%
Other Government Related (e) 0.5%
Corp. Andina de Fomento, 2.375%, 5/12/2023	4,000,000	3,972,212
Gazprom PJSC:
144A, 2.95%, 1/27/2029	2,000,000	550,000
144A, 4.95%, 7/19/2022	500,000	405,000

Korea National Oil Corp., 144A, 3.25%, 7/10/2024	500,000	495,535
Vnesheconombank:
144A, 5.942%, 11/21/2023*	500,000	28,510
144A, 6.025%, 7/5/2022*	1,500,000	75,000
		5,526,257
Sovereign Bonds 0.7%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,896,000	1,838,517
Government of Malaysia, 144A, 3.043%, 4/22/2025	1,000,000	987,430
Paraguay Government International Bond, 144A, 4.625%, 1/25/2023	1,000,000	1,001,030
Saudi Government International Bond, 144A, 4.0%, 4/17/2025	2,000,000	2,012,480
State of Qatar, 144A, 3.4%, 4/16/2025	2,000,000	1,989,940
		7,829,397
U.S. Treasury Obligations 10.5%
U.S. Treasury Notes:
0.125%, 9/15/2023	30,000,000	28,993,359
0.25%, 5/31/2025	10,000,000	9,227,734
0.375%, 1/31/2026	5,000,000	4,546,484
0.5%, 4/30/2027	12,000,000	10,620,938
0.875%, 9/30/2026	15,000,000	13,699,219
1.625%, 10/31/2026	12,000,000	11,302,031
1.75%, 7/31/2024	20,000,000	19,498,438
2.25%, 11/15/2024	10,000,000	9,830,469
2.75%, 7/31/2023	10,000,000	9,976,172
		117,694,844
Total Government & Agency Obligations (Cost $138,150,395)		131,050,498

Short-Term U.S. Treasury Obligation 0.1%
U.S. Treasury Bills, 1.9% (f), 4/20/2023 (g) (Cost $797,478)	810,000	793,280

	Shares	Value ($)

Common Stocks 0.0%
Answers Corp.* (h) (Cost $256,895)	2,220	0

Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (i) (j) (Cost $9,743,785)	9,743,785	9,743,785

Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 1.36% (i)	10,567,419	10,567,419
DWS ESG Liquidity Fund "Capital Shares", 1.44% (i)	12,138	12,130
Total Cash Equivalents (Cost $10,579,549)		10,579,549

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,181,524,477)	100.6	1,127,191,762
Other Assets and Liabilities, Net	(0.6)	(7,053,655)
Net Assets	100.0	1,120,138,107
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2022 are as follows:
Value ($) at 9/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2022	Value ($) at 6/30/2022
Exchange-Traded Funds 0.0%
Xtrackers Short Duration High Yield Bond ETF (k)
251,055	—	246,592	3,045	(7,508)	3,530	—	—	—
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (i) (j)
19,350,953	—	9,607,168 (l)	—	—	29,016	—	9,743,785	9,743,785
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 1.36% (i)
86,221,107	303,836,271	379,489,959	—	—	29,674	—	10,567,419	10,567,419
DWS ESG Liquidity Fund "Capital Shares" , 1.44% (i)
12,117	20	—	—	(7)	29	—	12,138	12,130
105,835,232	303,836,291	389,343,719	3,045	(7,515)	62,249	—	20,323,342	20,323,334

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2022 amounted to $9,371,917, which is 0.8% of net assets.

(b)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	Perpetual, callable security with no stated maturity date.
(d)	When-issued security.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At June 30, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Investment was valued using significant unobservable inputs.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Affiliated fund managed by DBX Advisors LLC.
(l)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOC: State Owned Company

SOFR: Secured Overnight Financing Rate
UFJ: United Financial of Japan
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June of 2023 to assist with the transition. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At June 30, 2022, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Ultra 10 Year U.S. Treasury Note	USD	9/21/2022	47	6,087,114	5,986,625	100,489
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$588,456,262	$—	$588,456,262
Mortgage-Backed Securities Pass-Throughs	—	157,732	—	157,732
Asset-Backed (a)	—	207,691,294	—	207,691,294
Commercial Mortgage-Backed Securities	—	119,675,830	—	119,675,830
Collateralized Mortgage Obligations	—	59,043,532	—	59,043,532
Government & Agency Obligations (a)	—	131,050,498	—	131,050,498
Short-Term U.S. Treasury Obligation	—	793,280	—	793,280
Common Stocks	—	—	0	0
Short-Term Investments (a)	20,323,334	—	—	20,323,334
Derivatives (b)
Futures Contracts	100,489	—	—	100,489
Total	$20,423,823	$1,106,868,428	$—	$1,127,292,251

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Interest Rate Contracts	$ 100,489

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSDF-PH3
R-080548-1 (1/23)